Investment in Receivable Portfolios, Net - Summary of Change in Valuation Allowance for Investment in Receivable Portfolios (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivable Portfolio, Valuation Allowance [Roll Forward]
Balance at beginning of period	$ 137,037	$ 60,588	$ 75,673
Provision for portfolio allowances	12,047	94,011	8,322
Reversal of prior allowances	(53,283)	(9,834)	(15,085)
Allowance charged off to investment in receivable portfolios			(8,322)
Effect of foreign currency translation	6,775	(7,728)
Balance at end of period	$ 102,576	$ 137,037	$ 60,588